[redacted]

05075012

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-32713

December 22, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RECD S.E.C.
DEC 2 2 2005
1086

Dear Mr. Johnson:

This is to certify that on December 22, 2005, the American Stock Exchange, Inc. (the "Exchange") received from EuroZinc Mining Corporation. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, without par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
DEC 23 2005

cc: Herbert Scholl